Note 10 - Deposits - Scheduled Maturities of Certificates of Deposit (Details)	Dec. 31, 2017 USD ($)
2018	$ 255,574,623
2019	41,210,289
2020	22,116,817
2021	11,206,127
2022 and Thereafter	10,059,848
$ 340,167,704